GAIN ON SALE OF SUBSIDIARIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of subsidiaries, operating	$ 0	$ 0	$ 1,894
River Box
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage			49.90%
River Box | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage of disposed assets			50.10%
Net proceeds received			$ 17,500
Gain on sale of subsidiaries, operating			1,900
Long-term loan from related party	$ 45,000	$ 45,000	$ 45,000